Document And Entity Information	Aug. 07, 2026
Document Information Line Items
Entity Central Index Key	0002088286
Document Type	S-1
Entity Registrant Name	Danneskjold and Galt Acquisition Company
Entity Incorporation, State or Country Code	E9
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false